CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 652,800	$ 620,000	$ 543,966
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax benefit (expense) of $480, $(674) and $3,369, respectively	(9,685)	1,750	(573)
Gains reclassified into earnings, net of tax expense of $519, $315 and $300, respectively	(2,011)	(1,121)	(2,170)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(11,696)	629	(2,743)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax benefit (expense) of $3, $(181) and $(452), respectively	704	1,220	(14)
Losses (gains) reclassified into earnings, net of tax benefit (expense) of $31, $(15) and $592, respectively	(1,775)	107	(177)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(1,071)	1,327	(191)
Other comprehensive income (loss), net of tax	(12,767)	1,956	(2,934)
Comprehensive income	$ 640,033	$ 621,956	$ 541,032